Employee benefits - Summary of provision (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Annual leave	$ 405,833	$ 390,177
Long service leave	39,605	0
Employee benefits	445,438	390,177
Long service leave	537	36,609
Provisions for employee benefits	$ 445,975	$ 426,786